JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 63.6%
Fixed Income — 25.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	5,118,332	63,620,870
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	16,749,900	147,399,119
JPMorgan Corporate Bond Fund Class R6 Shares (a)	4,309,866	46,417,252
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	633,399	4,927,843
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	624,643	4,834,737
JPMorgan High Yield Fund Class R6 Shares (a)	8,837,159	60,181,049
JPMorgan Managed Income Fund Class L Shares (a)	60,271	605,723

Total Fixed Income		327,986,593

International Equity — 7.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,708,466	100,126,485

U.S. Equity — 31.0%
JPMorgan Equity Index Fund Class R6 Shares (a)	7,951,487	406,241,476

TOTAL INVESTMENT COMPANIES (Cost $746,630,930)		834,354,554

EXCHANGE-TRADED FUNDS — 31.9%
Alternative Assets — 3.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	670,072	48,211,680

Fixed Income — 0.5%
JPMorgan U.S. Aggregate Bond ETF (a)	235,195	6,573,700

International Equity — 21.0%
JPMorgan BetaBuilders International Equity ETF (a)	5,721,441	275,887,885

U.S. Equity — 6.7%
iShares Russell 2000 ETF	228,864	34,281,539
iShares Russell Mid-Cap ETF	931,826	53,468,176

Total U.S. Equity		87,749,715

TOTAL EXCHANGE-TRADED FUNDS (Cost $411,005,842)		418,422,980

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $13,309,202)	13,249,000	13,351,473

	Shares
SHORT-TERM INVESTMENTS — 4.2%
INVESTMENT COMPANIES — 4.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $55,203,012)	55,203,012	55,203,012

Total Investments — 100.7% (Cost $1,226,148,986)		1,321,332,019
Liabilities in Excess of Other Assets — (0.7)%		(9,763,585)

Net Assets — 100.0%		1,311,568,434

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	12	12/2020	USD	375,960	(7,575)
EURO STOXX 50 Index	233	12/2020	EUR	8,692,615	(351,716)
MSCI EAFE E-Mini Index	180	12/2020	USD	16,678,800	(453,433)
MSCI Emerging Markets E-Mini Index	297	12/2020	USD	16,161,255	(142,811)
Russell 2000 E-Mini Index	239	12/2020	USD	17,988,335	190,035
S&P 500 E-Mini Index	222	12/2020	USD	37,179,450	288,812
S&P Midcap 400 E-Mini Index	25	12/2020	USD	4,638,250	15,509
U.S. Treasury 10 Year Note	269	12/2020	USD	37,525,500	102,037

					(359,142)

Short Contracts
Euro-Bund	(162)	12/2020	EUR	(33,142,090)	(154,484)
FTSE 100 Index	(142)	12/2020	GBP	(10,681,376)	301,395

					146,911

					(212,231)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$418,422,980	$—	$—	$418,422,980
Investment Companies	834,354,554	—	—	834,354,554
U.S. Treasury Obligations	—	13,351,473	—	13,351,473
Short-Term Investments
Investment Companies	55,203,012	—	—	55,203,012

Total Investments in Securities	$1,307,980,546	$13,351,473	$—	$1,321,332,019

Appreciation in Other Financial Instruments
Futures Contracts	$897,788	$—	$—	$897,788

Depreciation in Other Financial Instruments
Futures Contracts	$(1,110,019)	$—	$—	$(1,110,019)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$252,996,168	$11,386,940	$—	$—	$11,504,777	$275,887,885	5,721,441	$1,394,773	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	45,226,073	2,728,701	—	—	256,906	48,211,680	670,072	371,964	—
JPMorgan Core Bond Fund Class R6 Shares (a)	56,288,815	7,170,530	—	—	161,525	63,620,870	5,118,332	363,870	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	135,905,054	10,269,155	—	—	1,224,910	147,399,119	16,749,900	944,131	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	39,363,950	6,815,037	—	—	238,265	46,417,252	4,309,866	287,519	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,783,358	44,500	—	—	99,985	4,927,843	633,399	44,500	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	86,039,862	10,925,799	4,896,019	(164,205)	8,221,048	100,126,485	5,708,466	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,733,236	40,015	—	—	61,486	4,834,737	624,643	40,014	—
JPMorgan Equity Index Fund Class R6 Shares (a)	356,706,959	26,801,168	5,791,193	74,779	28,449,763	406,241,476	7,951,487	2,557,978	—
JPMorgan High Yield Fund Class R6 Shares (a)	40,107,969	18,922,100	—	—	1,150,980	60,181,049	8,837,159	595,557	—
JPMorgan Managed Income Fund Class L Shares (a)	604,337	1,386	—	—	—	605,723	60,271	1,386	—
JPMorgan U.S. Aggregate Bond ETF (a)	4,689,056	1,912,976	—	—	(28,332)	6,573,700	235,195	24,713	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	30,143,240	133,646,458	108,586,686	—	—	55,203,012	55,203,012	—	—

Total	$1,057,588,077	$230,664,765	$119,273,898	$(89,426)	$51,341,313	$1,220,230,831		$6,626,405	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.